Other Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Assets
14	OTHER ASSETS

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Land use rights (i)	8,056	7,830
Disbursements	5,866	5,946
Automated policy loans	3,522	3,377
Tax prepaid	2,257	5,615
Investments receivable and prepaid	1,559	2,665
Due from related parties	722	757
Prepayments to constructors	187	847
Others	6,852	6,992

Total	29,021	34,029

Current	19,706	24,175
Non-current	9,315	9,854

Total	29,021	34,029

(i)	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.